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                                                                                                         --------------------------
  (Do not use this space)                                  UNITED STATES                                        OMB APPROVAL
----------------------------                     SECURITIES AND EXCHANGE COMMISSION                      --------------------------
                                                       WASHINGTON, D.C. 20549                            OMB Number:      3235-0230
                                                                                                         Expires:      May 31, 2000
                                                                                                         Estimated average burden
                                                            FORM N-23C-1                                 hours per response    1.00
                                                                                                         --------------------------



----------------------------
                                                  STATEMENT BY REGISTERED CLOSED-END
                                        INVESTMENT COMPANY WITH RESPECT TO PURCHASES OF ITS OWN
                                   SECURITIES PURSUANT TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

(See rules and instructions on back of this form. If acknowledgment is desired, file this form with the Commission in triplicate.)

                               REPORT FOR CALENDAR MONTH ENDING        June 30, 2002
                                                                  ---------------------------------


           -------------------------------------------------------------------------------------------------------------
                                        (Name of registered closed-end investment company)

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                                                                                          APPROXIMATE ASSET
    DATE OF                                                  NUMBER OF      PRICE        VALUE OR APPROXIMATE      NAME OF SELLER
     EACH                       IDENTIFICATION                SHARES         PER       ASSET COVERAGE PER SHARE         OR OF
  TRANSACTION                    OF SECURITY                 PURCHASED      SHARE        AT TIME OF PURCHASE      SELLER'S BROKER
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 June 18, 2002     The New America High Income Fund, Inc       200         $25,000             $51,810             Merrill Lynch
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REMARKS:
                                                                         The New America High Income Fund, Inc
                                                                       ------------------------------------------------------------
                                                                                             Name of Registrant


                                                                   By        Ellen E. Terry
                                                                       ------------------------------------------------------------
                                                                                                   (Name)


Date of Statement:      July 9, 2002                                         Vice President
                  ------------------------------------------           ------------------------------------------------------------
                                                                                                   (Title)

           POTENTIAL PERSONS WHO ARE TO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED
                           TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.
                                                                                                                    SEC 1580 (5-97)
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